Schedule of Investments
(unaudited)
April 30, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
AerSale Corp.
(a)
..................... 25,156 $ 179,362
BWX Technologies, Inc. ............... 54,592 5,228,276
Curtiss-Wright Corp. .................. 3,061 775,719
Leonardo DRS, Inc.
(a) (b)
................ 93,052 2,002,479
National Presto Industries, Inc. ........... 9,563 784,070
V2X, Inc.
(a)
........................ 20,548 998,222
9,968,128
Air Freight & Logistics — 0.1%
Hub Group, Inc. , Class A ............... 25,352 1,019,657
Automobile Components — 1.0%
Dorman Products, Inc.
(a)
............... 6,212 543,240
Garrett Motion, Inc.
(a) (b)
................ 90,727 867,350
Gentex Corp. ...................... 144,923 4,970,859
Standard Motor Products, Inc. ........... 32,221 1,034,294
7,415,743
Banks — 1.9%
Bank First Corp. .................... 15,760 1,216,514
Capital City Bank Group, Inc. ............ 24,488 649,422
City Holding Co. .................... 27,162 2,743,905
Community Trust Bancorp, Inc. .......... 27,330 1,148,133
Farmers National Banc Corp. ............ 67,434 797,744
First Financial Corp. .................. 21,425 780,084
Great Southern Bancorp, Inc. ............ 17,054 876,576
HarborOne Bancorp, Inc. .............. 66,505 673,696
NBT Bancorp, Inc. ................... 9,947 348,245
Peoples Bancorp, Inc. ................ 60,104 1,745,420
South Plains Financial, Inc. ............. 22,824 591,598
Stellar Bancorp, Inc. .................. 18,811 417,604
Westamerica Bancorp ................ 48,233 2,245,246
14,234,187
Biotechnology — 6.3%
(a)
ADMA Biologics, Inc. ................. 97,988 638,882
Alkermes plc ....................... 278,083 6,824,157
Amicus Therapeutics, Inc. .............. 32,078 320,459
Arcellx, Inc. ........................ 15,760 788,315
Biomea Fusion, Inc.
(b)
................. 41,634 447,149
Crinetics Pharmaceuticals, Inc. .......... 33,504 1,468,145
Deciphera Pharmaceuticals, Inc. ......... 33,772 853,418
Disc Medicine, Inc. ................... 14,292 397,889
Dynavax Technologies Corp.
(b)
........... 111,022 1,262,320
Exelixis, Inc. ....................... 386,320 9,063,067
Halozyme Therapeutics, Inc. ............ 18,467 703,593
Ideaya Biosciences, Inc. ............... 62,310 2,532,902
Insmed, Inc. ....................... 26,137 646,107
Ionis Pharmaceuticals, Inc. ............. 79,777 3,291,599
Ironwood Pharmaceuticals, Inc. , Class A .... 251,173 1,946,591
iTeos Therapeutics, Inc. ............... 42,001 451,091
Kiniksa Pharmaceuticals Ltd. , Class A ...... 50,543 946,165
Krystal Biotech, Inc.
(b)
................. 5,454 835,116
Mirum Pharmaceuticals, Inc. ............ 53,841 1,351,948
MoonLake Immunotherapeutics
(b)
......... 16,000 654,560
Sarepta Therapeutics, Inc. .............. 12,370 1,566,784
Ultragenyx Pharmaceutical, Inc. .......... 36,045 1,533,354
Vaxcyte, Inc.
(b)
...................... 48,070 2,910,639
Viridian Therapeutics, Inc. .............. 37,452 496,614
Xencor, Inc. ....................... 97,923 2,050,508
Xenon Pharmaceuticals, Inc.
(b)
........... 76,293 3,101,310
Zymeworks, Inc. .................... 52,845 453,410
47,536,092
Security
Shares
Shares Value
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 12,959 $ 947,821
Building Products — 0.3%
CSW Industrials, Inc. ................. 10,073 2,393,546
Capital Markets — 1.4%
Diamond Hill Investment Group, Inc. ....... 5,282 788,180
Houlihan Lokey, Inc. , Class A ............ 22,403 2,856,159
P10, Inc. , Class A
(b)
.................. 61,641 437,651
PJT Partners, Inc. , Class A
(b)
............ 36,562 3,454,743
Virtu Financial, Inc. , Class A ............. 91,613 1,988,002
WisdomTree, Inc. .................... 89,930 800,377
10,325,112
Chemicals — 1.5%
Ashland, Inc. ....................... 26,902 2,564,568
Hawkins, Inc. ...................... 26,204 1,985,477
NewMarket Corp. .................... 12,885 6,789,364
11,339,409
Commercial Services & Supplies — 1.6%
Brady Corp. , Class A, NVS ............. 80,314 4,738,526
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 42,675 3,857,820
Ennis, Inc. ........................ 46,530 925,947
UniFirst Corp. ...................... 14,924 2,389,780
11,912,073
Communications Equipment — 0.7%
(a)
Ciena Corp. ....................... 19,648 908,327
NETGEAR, Inc.
(b)
.................... 27,653 408,712
NetScout Systems, Inc. ................ 129,047 2,485,445
Viavi Solutions, Inc. .................. 204,067 1,612,129
5,414,613
Construction & Engineering — 1.5%
Argan, Inc. ........................ 22,737 1,370,132
EMCOR Group, Inc. .................. 4,879 1,742,632
MDU Resources Group, Inc. ............ 346,597 8,560,946
11,673,710
Construction Materials — 0.3%
Knife River Corp.
(a)
................... 10,828 846,641
United States Lime & Minerals, Inc. ........ 4,074 1,262,940
2,109,581
Consumer Finance — 0.4%
FirstCash Holdings, Inc. ............... 23,945 2,705,306
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 87,343 6,522,775
Casey's General Stores, Inc. ............ 10,996 3,514,102
Grocery Outlet Holding Corp.
(a) (b)
.......... 138,865 3,606,324
Ingles Markets, Inc. , Class A ............ 24,710 1,772,943
SpartanNash Co. .................... 62,129 1,186,043
Sprouts Farmers Market, Inc.
(a)
........... 112,712 7,442,373
Weis Markets, Inc. ................... 31,270 1,974,075
26,018,635
Containers & Packaging — 2.3%
AptarGroup, Inc. .................... 62,526 9,027,504
Graphic Packaging Holding Co. .......... 59,376 1,534,870
Myers Industries, Inc. ................. 20,230 443,037
Silgan Holdings, Inc. .................. 46,458 2,167,730
Sonoco Products Co. ................. 77,476 4,342,530
17,515,671
Diversified Consumer Services — 4.0%
Adtalem Global Education, Inc.
(a)
......... 15,568 772,484
Graham Holdings Co. , Class B ........... 6,272 4,398,993

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.
(a)
.......... 47,347 $ 6,156,057
H&R Block, Inc. ..................... 55,079 2,601,381
Laureate Education, Inc. ............... 239,548 3,473,446
OneSpaWorld Holdings Ltd.
(a)
........... 130,967 1,665,900
Perdoceo Education Corp. .............. 118,752 2,173,161
Service Corp. International ............. 43,070 3,088,550
Strategic Education, Inc. ............... 27,688 3,179,690
Stride, Inc.
(a)
....................... 42,633 2,845,753
30,355,415
Diversified Telecommunication Services — 1.2%
Anterix, Inc.
(a)
...................... 23,943 754,683
ATN International, Inc. ................ 19,462 371,335
Cogent Communications Holdings, Inc.
(b)
.... 78,829 5,059,245
IDT Corp. , Class B ................... 24,847 883,062
Iridium Communications, Inc. ............ 30,474 938,295
Shenandoah Telecommunications Co. ...... 85,408 1,094,931
9,101,551
Electric Utilities — 3.7%
IDACORP, Inc. ..................... 90,689 8,595,504
MGE Energy, Inc. .................... 39,560 3,098,339
OGE Energy Corp. ................... 70,945 2,458,244
Pinnacle West Capital Corp. ............ 58,096 4,278,770
PNM Resources, Inc. ................. 146,103 5,414,577
Portland General Electric Co. ............ 92,447 3,996,484
27,841,918
Electrical Equipment — 0.1%
LSI Industries, Inc. ................... 43,680 637,728
Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics, Inc.
(a) (b)
.............. 11,970 1,528,210
Avnet, Inc. ........................ 98,880 4,832,266
Benchmark Electronics, Inc. ............ 13,805 417,049
CTS Corp. ........................ 9,008 412,116
Insight Enterprises, Inc.
(a) (b)
............. 40,850 7,457,985
Knowles Corp.
(a)
.................... 46,446 735,240
OSI Systems, Inc.
(a)
.................. 11,714 1,539,688
PC Connection, Inc. .................. 21,158 1,311,161
Plexus Corp.
(a) (b)
..................... 6,392 645,656
Rogers Corp.
(a)
..................... 21,598 2,572,106
Vishay Intertechnology, Inc. ............. 108,909 2,520,154
23,971,631
Entertainment — 2.4%
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 12,076 487,146
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
76,660 2,869,384
Liberty Media Corp.-Liberty Live , Class A
(a)
... 36,572 1,311,472
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)
......................... 81,373 3,036,840
Madison Square Garden Sports Corp.
(a)
..... 27,756 5,160,396
Marcus Corp. (The) .................. 41,860 545,854
TKO Group Holdings, Inc. .............. 52,518 4,971,879
18,382,971
Financial Services — 0.2%
Cass Information Systems, Inc. .......... 19,264 832,012
International Money Express, Inc.
(a)
........ 40,468 818,668
1,650,680
Food Products — 5.1%
Cal-Maine Foods, Inc. ................. 75,209 4,161,314
Flowers Foods, Inc. .................. 359,697 8,970,843
Ingredion, Inc. ...................... 35,117 4,024,057
J & J Snack Foods Corp. ............... 27,650 3,796,068
John B Sanfilippo & Son, Inc. ............ 16,066 1,601,780
Security
Shares
Shares Value
Food Products (continued)
Lancaster Colony Corp. ............... 21,505 $ 4,103,369
Post Holdings, Inc.
(a)
.................. 63,836 6,776,191
Seaboard Corp. ..................... 161 532,928
Seneca Foods Corp. , Class A
(a)
.......... 9,539 554,121
Simply Good Foods Co. (The)
(a)
.......... 22,212 809,627
Tootsie Roll Industries, Inc. ............. 19,145 568,798
TreeHouse Foods, Inc.
(a)
............... 57,907 2,174,408
Utz Brands, Inc. , Class A ............... 27,454 494,996
38,568,500
Gas Utilities — 0.9%
Chesapeake Utilities Corp. ............. 11,103 1,175,475
New Jersey Resources Corp. ............ 43,536 1,902,088
ONE Gas, Inc. ...................... 43,555 2,810,168
Southwest Gas Holdings, Inc. ........... 5,961 444,810
Spire, Inc. ......................... 8,428 520,766
6,853,307
Ground Transportation — 2.6%
Heartland Express, Inc. ................ 85,204 846,928
Landstar System, Inc. ................. 61,741 10,768,248
Marten Transport Ltd. ................. 109,491 1,852,588
RXO, Inc.
(a)
........................ 33,412 631,821
Schneider National, Inc. , Class B ......... 92,703 1,917,098
Werner Enterprises, Inc. ............... 107,898 3,690,111
19,706,794
Health Care Equipment & Supplies — 0.3%
(a)
QuidelOrtho Corp. ................... 15,561 630,999
UFP Technologies, Inc. ................ 3,376 695,253
Varex Imaging Corp.
(b)
................ 72,481 1,177,816
2,504,068
Health Care Providers & Services — 7.1%
Acadia Healthcare Co., Inc.
(a)
............ 14,995 1,108,730
Addus HomeCare Corp.
(a)
.............. 29,008 2,789,119
Amedisys, Inc.
(a)
.................... 19,716 1,814,858
AMN Healthcare Services, Inc.
(a)
.......... 12,420 744,952
Chemed Corp. ...................... 18,457 10,483,576
CorVel Corp.
(a) (b)
..................... 6,390 1,526,251
Cross Country Healthcare, Inc.
(a) (b)
........ 18,952 333,555
Encompass Health Corp. .............. 84,644 7,057,617
Ensign Group, Inc. (The) ............... 66,057 7,818,507
HealthEquity, Inc.
(a) (b)
................. 62,040 4,895,576
National HealthCare Corp. .............. 24,728 2,247,033
National Research Corp. ............... 26,493 907,385
Option Care Health, Inc.
(a)
.............. 88,969 2,659,283
Patterson Cos., Inc. .................. 154,182 3,927,016
Premier, Inc. , Class A ................. 214,420 4,477,090
US Physical Therapy, Inc. .............. 9,353 949,423
53,739,971
Health Care REITs — 0.7%
CareTrust REIT, Inc. .................. 61,949 1,531,379
LTC Properties, Inc. .................. 25,433 841,832
Omega Healthcare Investors, Inc. ......... 105,487 3,207,860
5,581,071
Health Care Technology — 0.1%
HealthStream, Inc. ................... 44,073 1,135,761
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc. , Class A
(a)
....... 34,141 366,674
Choice Hotels International, Inc. .......... 6,219 735,459
Target Hospitality Corp.
(a)
.............. 30,935 344,152
Texas Roadhouse, Inc. ................ 22,397 3,600,990

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wendy's Co. (The) ................... 260,207 $ 5,201,538
10,248,813
Household Durables — 0.0%
iRobot Corp.
(a) (b)
..................... 12,884 110,287
Household Products — 0.4%
Reynolds Consumer Products, Inc. ........ 112,688 3,226,257
Industrial REITs — 0.2%
Americold Realty Trust, Inc. ............. 59,152 1,299,569
Insurance — 12.3%
AMERISAFE, Inc. ................... 34,305 1,564,308
Axis Capital Holdings Ltd. .............. 132,858 8,148,181
Donegal Group, Inc. , Class A ............ 29,919 402,111
Employers Holdings, Inc. ............... 47,175 2,009,183
Enstar Group Ltd.
(a)
.................. 20,107 5,838,470
Hanover Insurance Group, Inc. (The) ...... 52,823 6,857,482
Horace Mann Educators Corp. ........... 73,924 2,724,839
James River Group Holdings Ltd. ......... 67,206 597,461
Mercury General Corp. ................ 49,651 2,594,761
Old Republic International Corp. .......... 377,391 11,268,895
ProAssurance Corp.
(a)
................. 94,236 1,258,993
Reinsurance Group of America, Inc. ....... 19,089 3,569,452
RenaissanceRe Holdings Ltd. ........... 31,415 6,887,739
RLI Corp. ......................... 63,234 8,938,126
Ryan Specialty Holdings, Inc. , Class A
(b)
.... 86,156 4,250,937
Safety Insurance Group, Inc. ............ 26,773 2,130,328
Selective Insurance Group, Inc. .......... 88,802 9,026,723
SiriusPoint Ltd.
(a)
.................... 150,277 1,770,263
Skyward Specialty Insurance Group, Inc.
(a)
... 23,696 827,464
Tiptree, Inc. ....................... 39,759 633,361
United Fire Group, Inc. ................ 17,706 391,126
Universal Insurance Holdings, Inc. ........ 48,660 949,843
Unum Group ....................... 38,582 1,956,108
White Mountains Insurance Group Ltd.
(b)
.... 4,588 8,158,106
92,754,260
IT Services — 0.1%
Hackett Group, Inc. (The) .............. 43,985 954,035
Leisure Products — 0.2%
Sturm Ruger & Co., Inc. ............... 31,831 1,471,547
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(a)
................ 24,101 881,856
Machinery — 0.1%
Donaldson Co., Inc. .................. 5,906 426,413
Media — 0.9%
New York Times Co. (The) , Class A ........ 29,524 1,270,418
Scholastic Corp. .................... 20,192 719,239
TEGNA, Inc. ....................... 343,018 4,678,765
6,668,422
Metals & Mining — 2.1%
Arch Resources, Inc. , Class A ........... 8,422 1,337,245
Royal Gold, Inc. ..................... 94,775 11,385,321
Warrior Met Coal, Inc. ................. 46,421 3,172,875
15,895,441
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Dynex Capital, Inc. ................... 72,280 843,508
Security
Shares
Shares Value
Multi-Utilities — 1.4%
Avista Corp. ....................... 135,483 $ 4,874,679
Northwestern Energy Group, Inc. ......... 109,728 5,534,680
10,409,359
Office REITs — 0.5%
Equity Commonwealth
(a)
............... 196,269 3,674,156
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp. ............... 404,872 5,603,428
California Resources Corp. ............. 12,550 663,393
CNX Resources Corp.
(a) (b)
.............. 37,144 873,627
CONSOL Energy, Inc. ................. 5,951 492,505
Delek US Holdings, Inc. ............... 18,688 510,743
Dorian LPG Ltd. ..................... 58,003 2,396,684
DT Midstream, Inc. ................... 32,289 2,008,376
Gulfport Energy Corp.
(a)
............... 4,153 659,123
Hess Midstream LP , Class A ............ 122,481 4,176,602
International Seaways, Inc. ............. 61,355 3,392,318
Kimbell Royalty Partners LP ............ 118,815 1,882,029
Kinetik Holdings, Inc. , Class A ........... 28,002 1,073,597
Par Pacific Holdings, Inc.
(a)
............. 39,314 1,210,871
PBF Energy, Inc. , Class A .............. 20,451 1,089,425
Plains GP Holdings LP , Class A .......... 290,544 5,290,806
REX American Resources Corp.
(a)
........ 25,091 1,388,285
Viper Energy, Inc. ................... 13,471 514,053
33,225,865
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
.............. 26,364 1,187,435
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................ 9,657 532,777
Pharmaceuticals — 2.6%
Amphastar Pharmaceuticals, Inc.
(a)
........ 22,737 937,901
Collegium Pharmaceutical, Inc.
(a) (b)
........ 62,299 2,300,702
Corcept Therapeutics, Inc.
(a) (b)
........... 51,316 1,196,689
Innoviva, Inc.
(a) (b)
.................... 104,767 1,583,029
Intra-Cellular Therapies, Inc.
(a)
........... 23,765 1,706,565
Pacira BioSciences, Inc.
(a)
.............. 16,993 446,066
Perrigo Co. plc ..................... 78,879 2,576,188
Prestige Consumer Healthcare, Inc.
(a)
...... 88,761 6,369,489
Supernus Pharmaceuticals, Inc.
(a)
......... 42,796 1,288,160
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 20,306 638,218
Theravance Biopharma, Inc.
(a) (b)
.......... 75,356 636,005
19,679,012
Professional Services — 6.0%
Barrett Business Services, Inc. ........... 12,077 1,467,356
CACI International, Inc. , Class A
(a)
........ 15,128 6,084,935
CBIZ, Inc.
(a)
........................ 15,305 1,089,410
CRA International, Inc. ................ 12,565 1,823,056
CSG Systems International, Inc. .......... 25,163 1,188,700
FTI Consulting, Inc.
(a)
................. 25,672 5,489,444
Huron Consulting Group, Inc.
(a)
........... 34,111 3,180,510
ICF International, Inc. ................. 6,727 970,639
KBR, Inc. ......................... 59,926 3,891,594
Kelly Services, Inc. , Class A, NVS ........ 16,951 388,856
Kforce, Inc. ........................ 18,333 1,132,246
Maximus, Inc. ...................... 48,380 3,883,946
Parsons Corp.
(a) (b)
.................... 75,171 5,901,675
Science Applications International Corp. .... 44,023 5,665,760
Verra Mobility Corp. , Class A
(a)
........... 149,102 3,515,825
45,673,952

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.2%
FRP Holdings, Inc.
(a) (b)
................. 27,288 $ 827,099
RMR Group, Inc. (The) , Class A .......... 19,123 453,598
1,280,697
Retail REITs — 1.9%
Agree Realty Corp. .................. 172,487 9,869,706
Getty Realty Corp. ................... 66,615 1,805,266
NETSTREIT Corp. ................... 120,314 2,027,291
Phillips Edison & Co., Inc. .............. 27,478 898,531
14,600,794
Semiconductors & Semiconductor Equipment — 0.0%
Cirrus Logic, Inc.
(a)
................... 4,645 411,408
Software — 3.7%
Adeia, Inc. ........................ 35,825 352,518
Blackbaud, Inc.
(a)
.................... 13,125 1,022,700
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 121,855 1,367,213
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
66,920 1,055,997
CommVault Systems, Inc.
(a)
............. 74,681 7,652,562
Daily Journal Corp.
(a)
................. 2,218 743,473
Dolby Laboratories, Inc. , Class A ......... 106,707 8,286,866
InterDigital, Inc. ..................... 32,853 3,243,577
Mitek Systems, Inc.
(a) (b)
................ 31,657 399,828
Model N, Inc.
(a) (b)
.................... 19,041 564,566
Progress Software Corp. ............... 68,734 3,424,328
28,113,628
Specialized REITs — 0.1%
Farmland Partners, Inc. ............... 79,209 852,289
Specialty Retail — 2.6%
Arko Corp. ........................ 106,526 458,062
Murphy USA, Inc. ................... 29,316 12,131,547
ODP Corp. (The)
(a)
................... 44,631 2,272,164
Valvoline, Inc.
(a)
..................... 65,880 2,801,218
Winmark Corp. ..................... 5,312 1,908,708
19,571,699
Trading Companies & Distributors — 1.3%
McGrath RentCorp ................... 43,877 4,679,921
MSC Industrial Direct Co., Inc. , Class A ..... 60,647 5,533,432
10,213,353
Water Utilities — 1.0%
American States Water Co. ............. 23,254 1,647,313
California Water Service Group .......... 47,920 2,353,830
SJW Group ........................ 42,761 2,328,337
York Water Co. (The) ................. 25,544 907,068
7,236,548
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a) (b)
.......... 15,706 571,070
Total Common Stocks — 99 .7%
(Cost: $ 683,036,463 ) .............................. 754,575,100
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(a) (c)
........ 72,502 $ 31,901
Total Rights — 0 .0%
(Cost: $ 28,276 ) ................................. 31,901
Total Long-Term Investments — 99.7%
(Cost: $ 683,064,739 ) .............................. 754,607,001
Short-Term Securities
Money Market Funds — 2.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(f)
.................. 20,116,939 20,122,974
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 1,380,186 1,380,186
Total Short-Term Securities — 2 .9%
(Cost: $ 21,492,848 ) ............................... 21,503,160
Total Investments — 102 .6%
(Cost: $ 704,557,587 ) .............................. 776,110,161
Liabilities in Excess of Other Assets — (2.6) % ............. (19,510,854)
Net Assets — 100.0% ...............................
$ 756,599,307
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/24
Shares
Held at
04/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,686,593 $ — $ (3,566,911)
(a)
$ 3,515 $ (223) $ 20,122,974 20,116,939 $ 385,941
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,436,774 — (1,056,588)
(a)
— — 1,380,186 1,380,186 62,993 —
$ 3,515 $ (223) $ 21,503,160 $ 448,934 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 16 06/21/24 $ 509 $ (19,594)
S&P Midcap 400 E-Mini Index ................................................. 5 06/21/24 1,439 (36,404)
$ (55,998)

Schedule of Investments
(unaudited) (continued)
April 30, 2024
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 754,575,100 $ — $ — $ 754,575,100
Rights ................................................ — — 31,901 31,901
Short-Term Securities
Money Market Funds ...................................... 21,503,160 — — 21,503,160
$ 776,078,260 $ — $ 31,901 $ 776,110,161
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (55,998) $ — $ — $ (55,998)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust